Related Party Transactions - Schedule of Amounts Due from Related parties (Details) - CNY (¥) ¥ in Thousands		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
SUPERB ORIGIN INTERNATIONAL LIMITED [Member]
Related Party Transaction [Line Items]
Prepayments to related parties		¥ 4,065	¥ 5,497
Nanjing Animal Pharmaceutical [Member]
Related Party Transaction [Line Items]
Prepayments to related parties			2,000	1,650
Weishi Network [Member]
Related Party Transaction [Line Items]
Prepayments to related parties		1,401	1,582	1,582
Related Party [Member]
Related Party Transaction [Line Items]
Prepayments to related parties		5,466	9,079	3,232
Loans to related parties		238	300	900
Wuhan Chunzhijin [Member]
Related Party Transaction [Line Items]
Other receivables from related parties		5,658	2,988	7,594
Yan Jiang [Member]
Related Party Transaction [Line Items]
Loans to related parties		211	200	200
Fei Wang [Member]
Related Party Transaction [Line Items]
Loans to related parties	[1]			500
Lijun Zhou [Member]
Related Party Transaction [Line Items]
Loans to related parties				200
Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Loans to related parties		27
MERCHANT TYCOON LIMITED [Member]
Related Party Transaction [Line Items]
Loans to related parties			¥ 100

[1]	In January 2021, the Company entered into a one-year loan agreement with Fei Wang, for a principal amount of RMB0.5 million, bearing an interest rate of 4% per annum. This loan was pledged by 515,000 stock options owned by Fei Wang. In December 2022, the loan contract was renewed to December 2024 and was recorded as prepayments and other current assets as of March 31, 2024.